FAIR VALUE MEASURES - Assumptions used in valuing warrant liabilities and convertible promissory notes (Details)	Mar. 31, 2026 Y $ / shares	Jan. 26, 2026 Y	Dec. 31, 2025	Dec. 31, 2025 $ / shares	Dec. 31, 2025 Y	Aug. 01, 2025 $ / shares	Dec. 31, 2024 Y
Scenario Based Method | Discount rate
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input	0.20	0.20
Scenario Based Method | Expected life (in years)
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input | Y	0.5	0.68
Scenario Based Method | SPAC Exit Scenario
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input	0.85	0.80
Scenario Based Method | Qualified Financing Scenario
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input	0.075	0.10
Scenario Based Method | Dissolution Scenario
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input	0.075	0.10
Warrant liability Series B-1 | Expected life (in years)
FAIR VALUE MEASURES
Warrants, Measurement Input | Y							2.5
Warrant liability Series B-1 | Assumed volatility
FAIR VALUE MEASURES
Warrants, Measurement Input							0.75
Warrant liability Series B-1 | Assumed risk-free interest rate
FAIR VALUE MEASURES
Warrants, Measurement Input							0.0429
Warrant liability Series B-1 | SPAC Exit Scenario | Discount rate
FAIR VALUE MEASURES
Warrants, Measurement Input	0.25		0.25
Warrant liability Series B-1 | SPAC Exit Scenario | Expected life (in years)
FAIR VALUE MEASURES
Warrants, Measurement Input | Y	0.2				0.38
Warrant liability Series B-1 | SPAC Exit Scenario | Future projected price per share
FAIR VALUE MEASURES
Warrants, Measurement Input | $ / shares	37.76			37.76
Warrant liability Series B-1 | SPAC Exit Scenario | Strike price
FAIR VALUE MEASURES
Warrants, Measurement Input | $ / shares	0.08			0.08
Warrant liability Series B-1 | Option Pricing Method ("OPM") | Expected life (in years)
FAIR VALUE MEASURES
Warrants, Measurement Input | Y	2				2
Warrant liability Series B-1 | Option Pricing Method ("OPM") | Share value
FAIR VALUE MEASURES
Warrants, Measurement Input | $ / shares	18.16			18.14
Warrant liability Series B-1 | Option Pricing Method ("OPM") | Assumed volatility
FAIR VALUE MEASURES
Warrants, Measurement Input	0.90		0.90
Warrant liability Series B-1 | Option Pricing Method ("OPM") | Assumed risk-free interest rate
FAIR VALUE MEASURES
Warrants, Measurement Input	0.038		0.035
Warrant liability Series D | Expected life (in years)
FAIR VALUE MEASURES
Warrants, Measurement Input | Y							2.5
Warrant liability Series D | Assumed volatility
FAIR VALUE MEASURES
Warrants, Measurement Input							0.75
Warrant liability Series D | Assumed risk-free interest rate
FAIR VALUE MEASURES
Warrants, Measurement Input							0.0429
Warrant liability Series D | SPAC Exit Scenario | Discount rate
FAIR VALUE MEASURES
Warrants, Measurement Input	0.25		0.25
Warrant liability Series D | SPAC Exit Scenario | Expected life (in years)
FAIR VALUE MEASURES
Warrants, Measurement Input | Y	0.2				0.38
Warrant liability Series D | SPAC Exit Scenario | Future projected price per share
FAIR VALUE MEASURES
Warrants, Measurement Input | $ / shares	37.76			37.76
Warrant liability Series D | SPAC Exit Scenario | Strike price
FAIR VALUE MEASURES
Warrants, Measurement Input | $ / shares	27.21			27.21
Warrant liability Series D | Option Pricing Method ("OPM") | Expected life (in years)
FAIR VALUE MEASURES
Warrants, Measurement Input | Y	2				2
Warrant liability Series D | Option Pricing Method ("OPM") | Share value
FAIR VALUE MEASURES
Warrants, Measurement Input | $ / shares	33.61			33.71
Warrant liability Series D | Option Pricing Method ("OPM") | Assumed volatility
FAIR VALUE MEASURES
Warrants, Measurement Input	0.37		0.37
Warrant liability Series D | Option Pricing Method ("OPM") | Assumed risk-free interest rate
FAIR VALUE MEASURES
Warrants, Measurement Input	0.038		0.035
Warrant liability Series D | Scenario Based Method | Discount rate
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input	0.20		0.20			0.20
Warrant liability Series D | Scenario Based Method | Expected life (in years)
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input	0.5		0.0075		0.75	0.0116
Warrant liability Series D | Scenario Based Method | SPAC Exit Scenario
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input	0.85		0.75			0.25
Warrant liability Series D | Scenario Based Method | Qualified Financing Scenario
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input	0.075		0.15			0.50
Warrant liability Series D | Scenario Based Method | Dissolution Scenario
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input	0.075		0.10			0.25
Warrant liability Series D | Scenario Based Method | Share value
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input | $ / shares	37.35			34.47		27.66
Warrant liability Series D | Scenario Based Method | Assumed volatility
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input	0.40		0.40			0.40
Warrant liability Series D | Scenario Based Method | Assumed risk-free interest rate
FAIR VALUE MEASURES
Convertible promissory note, Measurement Input	0.037		0.035			0.037